OTHER FINANCIAL DATA - ACCUMULATED OTHER COMPREHENSIVE INCOME 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Equity earnings, net of income tax	$ 38,000,000		$ 24,000,000		$ 36,000,000
Interest expense	(554,000,000)		(559,000,000)		(493,000,000)
Equity Earnings (Losses) Recorded Before Tax	81,000,000		31,000,000		(319,000,000)
Revenues - energy related businesses	1,277,000,000		1,248,000,000		1,206,000,000
Total before income tax	1,524,000,000		1,430,000,000		943,000,000
Income tax (expense) benefit	(300,000,000)		(366,000,000)		(59,000,000)
Earnings attributable to noncontrolling interest	(100,000,000)		(79,000,000)		(55,000,000)
Grand total reclassifications for the period, net of tax	20,000,000		285,000,000		17,000,000
Parent Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Equity earnings, net of income tax	1,291,000,000		1,103,000,000		880,000,000
Interest expense	(235,000,000)		(239,000,000)		(247,000,000)
Income tax (expense) benefit	133,000,000		117,000,000		145,000,000
San Diego Gas and Electric Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(202,000,000)		(197,000,000)		(173,000,000)
Total before income tax	797,000,000		626,000,000		705,000,000
Income tax (expense) benefit	(270,000,000)		(191,000,000)		(190,000,000)
Earnings attributable to noncontrolling interest	(20,000,000)		(24,000,000)		(26,000,000)
Grand total reclassifications for the period, net of tax	2,000,000		2,000,000		1,000,000
Southern California Gas Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense	(69,000,000)		(69,000,000)		(68,000,000)
Total before income tax	472,000,000		481,000,000		369,000,000
Income tax (expense) benefit	(139,000,000)		(116,000,000)		(79,000,000)
Grand total reclassifications for the period, net of tax	3,000,000		2,000,000		2,000,000
AccumulatedDefinedBenefitPlansAdjustmentMember
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense) benefit	(9,000,000)		(5,000,000)		(8,000,000)
Total reclassifications for the period, net of tax	14,000,000		8,000,000		11,000,000
AccumulatedDefinedBenefitPlansAdjustmentMember | San Diego Gas and Electric Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense) benefit	(1,000,000)		(1,000,000)		(1,000,000)
Total reclassifications for the period, net of tax	2,000,000		2,000,000		1,000,000
AccumulatedDefinedBenefitPlansAdjustmentMember | Southern California Gas Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense) benefit	(2,000,000)		0		(1,000,000)
Total reclassifications for the period, net of tax	3,000,000		1,000,000		1,000,000
AccumulatedDefinedBenefitPlansAdjustmentMember | Net Actuarial Gain [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Pension and other postretirement benefit expense	0	[1]	3,000,000	[1]	10,000,000	[1]
AccumulatedDefinedBenefitPlansAdjustmentMember | Net Actuarial Gain [Member] | San Diego Gas and Electric Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Pension and other postretirement benefit expense	0	[1]	2,000,000	[1]	1,000,000	[1]
AccumulatedDefinedBenefitPlansAdjustmentMember | Net Actuarial Gain [Member] | Southern California Gas Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Pension and other postretirement benefit expense	0	[1]	0	[1]	1,000,000	[1]
AccumulatedDefinedBenefitPlansAdjustmentMember | Amortization of Actuarial Loss [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Pension and other postretirement benefit expense	23,000,000	[1]	10,000,000	[1]	9,000,000	[1]
AccumulatedDefinedBenefitPlansAdjustmentMember | Amortization of Actuarial Loss [Member] | San Diego Gas and Electric Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Pension and other postretirement benefit expense	3,000,000	[1]	1,000,000	[1]	1,000,000	[1]
AccumulatedDefinedBenefitPlansAdjustmentMember | Amortization of Actuarial Loss [Member] | Southern California Gas Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Pension and other postretirement benefit expense	5,000,000	[1]	1,000,000	[1]	1,000,000	[1]
Accumulated Translation Adjustment [Member] | Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Equity earnings, net of income tax	0	[2]	270,000,000	[2]	0	[2]
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Total before income tax	20,000,000		20,000,000		15,000,000
Income tax (expense) benefit	(3,000,000)		(4,000,000)		(4,000,000)
Net of Income Tax	17,000,000		16,000,000		11,000,000
Earnings attributable to noncontrolling interest	(11,000,000)		(9,000,000)		(5,000,000)
Total reclassifications for the period, net of tax	6,000,000		7,000,000		6,000,000
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member] | San Diego Gas and Electric Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Earnings attributable to noncontrolling interest	(11,000,000)		(9,000,000)		(5,000,000)
Total reclassifications for the period, net of tax	0		0		0
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member] | Southern California Gas Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Income tax (expense) benefit	(1,000,000)		0		(1,000,000)
Total reclassifications for the period, net of tax	0		1,000,000		1,000,000
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member] | Interest Rate and Foreign Exchange Instruments [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense	21,000,000		11,000,000		9,000,000
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member] | Interest Rate Instruments [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Gain on sale of equity interests and assets	(3,000,000)		0		0
Equity Earnings (Losses) Recorded Before Tax	10,000,000		10,000,000		6,000,000
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member] | Interest Rate Instruments [Member] | San Diego Gas and Electric Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense	11,000,000		9,000,000		5,000,000
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member] | Interest Rate Instruments [Member] | Southern California Gas Company [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Interest expense	1,000,000		1,000,000		2,000,000
Accumulated Net Gain Loss From Designated Or Qualifying Cash Flow Hedges [Member] | Commodity Contracts Not Subject To Rate Recovery [Member]
Reclassification Adjustment Out Of Accumulated Other Comprehensive Income [Line Items]
Revenues - energy related businesses	$ (8,000,000)		$ (1,000,000)		$ 0

[1]	Amounts are included in the computation of net periodic benefit cost (see "Net Periodic Benefit Cost, 2012 - 2014" in Note 7).
[2]
Represents cumulative foreign currency translation adjustment related to the impairment of our Argentine investments in 2006, which is substantially offset by an accrued liability established at that time. We provide additional information about these investments in Note 4.